Balance Sheet Components - Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 79,258	$ 48,322
Taxes receivable	102,002	33,979
Other receivables	46,809	1,925
Derivative instruments	54,072	60,165
Other current assets	22,190	68,538
Other current assets, total	$ 304,331	$ 212,929